Investments in Associates - Annual changes in carrying value (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in the carrying value of investments in associates
Balance - January 1	$ 8,505.6	$ 8,037.3
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	816.1	956.3
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	285.5	(153.1)
Share of losses on defined benefit plans	(4.3)	(1.8)
Share of pre-tax comprehensive income (loss)	1,097.3	801.4
Dividends and distributions recognized	(944.5)	(429.2)
Purchase and acquisitions	1,644.3	700.3
Divestitures and other net changes in capitalization	(424.9)	(301.9)
Reclassifications	131.7	(224.8)
Foreign exchange effect and other	(31.9)	(77.5)
Balance - December 31	9,977.6	8,505.6
Investment in associates	11,057.7	8,144.8
Associates
Changes in the carrying value of investments in associates
Balance - January 1	6,472.2	5,865.8
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	746.6	871.1
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	284.4	(146.6)
Share of losses on defined benefit plans	(0.4)	(0.7)
Share of pre-tax comprehensive income (loss)	1,030.6	723.8
Dividends and distributions recognized	(699.2)	(308.1)
Purchase and acquisitions	1,242.1	573.6
Divestitures and other net changes in capitalization	(399.4)	(253.6)
Reclassifications	131.7	(97.4)
Foreign exchange effect and other	35.1	(31.9)
Balance - December 31	7,813.1	6,472.2
Joint ventures
Changes in the carrying value of investments in associates
Balance - January 1	681.1	741.8
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	(9.6)	46.2
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	(6.4)	(7.5)
Share of losses on defined benefit plans	(0.5)	(0.7)
Share of pre-tax comprehensive income (loss)	(16.5)	38.0
Dividends and distributions recognized	(209.0)	(88.2)
Purchase and acquisitions	129.1	126.7
Divestitures and other net changes in capitalization	(44.7)	(3.2)
Reclassifications		(127.4)
Foreign exchange effect and other	9.2	(6.6)
Balance - December 31	549.2	681.1
Fairfax India associates
Changes in the carrying value of investments in associates
Balance - January 1	1,352.3	1,429.7
Share of pre-tax comprehensive income (loss):
Share of profit (loss)	79.1	39.0
Share of other comprehensive income (loss), excluding gains (losses) on defined benefit plans	7.5	1.0
Share of losses on defined benefit plans	(3.4)	(0.4)
Share of pre-tax comprehensive income (loss)	83.2	39.6
Dividends and distributions recognized	(36.3)	(32.9)
Purchase and acquisitions	273.1
Divestitures and other net changes in capitalization	19.2	(45.1)
Foreign exchange effect and other	(76.2)	(39.0)
Balance - December 31	1,615.3	$ 1,352.3
Digitide
Share of pre-tax comprehensive income (loss):
Investment in associates	148.3
Bluspring
Share of pre-tax comprehensive income (loss):
Investment in associates	$ 52.6